NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of non-controlling interests [Abstract]
Schedule of Non-controlling Interests

Qinghai Found
Balance, July 1, 2019	$(12,246)
Share of net loss	(14,458)
Share of other comprehensive loss	(14,666)
Balance, June 30, 2020	$(41,370)
Share of net loss	(7,934)
Share of other comprehensive income	45,714
Balance, June 30, 2021	$(3,590)